Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets, Noncurrent Disclosure [Abstract]
Summary of Other Non-Current Assets
Other
non-current
assets consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Deposits	1,000	2,194
Prepayment for property and equipment	2,103	3,928
Long term interest receivable (1)	95,429	320,073
Prepayment for equity investment in a private company	—	20,000
Others	—	317

Total	98,532	346,512

(1)	Long term interest receivable is the accrued and unpaid interests of the Group’s long-term time deposits.